Nature of Operations and Items Impacting Basis of Presentation - Gain by Transaction Component (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total	$ 0.3	$ 0.2	$ 0.8
Assurant Employee Benefits
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total	0.0	0.2	0.5
Other Disposed Businesses
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total	$ 0.3	$ 0.0	$ 0.3